Income Taxes (Details) - HKD ($) $ in Millions		6 Months Ended
	Dec. 29, 2017	Jun. 30, 2024	Nov. 30, 2016
Income Taxes [Line Items]
Assessable profits (in Dollars)	$ 2.0
Lower tax percentage	8.25%
Remaining taxable income percentage	16.50%
R&D expenses percentage		100.00%
Enterprise income tax percentage		25.00%
Preferential tax percentage		15.00%	15.00%
PRC income tax percentage		25.00%
Dividends distributed percentage		10.00%
Inland Revenue, Hong Kong [Member]
Income Taxes [Line Items]
Income tax percentage		16.50%